Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000023590 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023590 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023590 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023590 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023590 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023590 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023590 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023590 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000023590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000023590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000023590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000023590 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000023590 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000023591 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023591 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023591 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023591 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023591 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023591 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023591 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023591 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000023591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000023591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000023591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023591 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000023591 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000023591 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000163133 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163133 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163133 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163133 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163133 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163133 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163133 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163133 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000163133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000163133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000163133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000163133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000163133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163133 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000163133 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000163133 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000023592 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023592 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023592 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023592 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023592 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023592 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023592 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023592 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000023592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000023592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000023592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000023592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023592 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000023592 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000023592 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000074884 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074884 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074884 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074884 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074884 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074884 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074884 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074884 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000074884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000074884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000074884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000074884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074884 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074884 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074884 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000073995 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073995 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073995 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073995 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073995 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073995 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Celsius Holdings, Inc.___BNY-15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000073995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000073995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000073995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000073995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000073995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000073995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000073995 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073995 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000073995 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000073995 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073995 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023597 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023597 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023597 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023597 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023597 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023597 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Celsius Holdings, Inc.___BNY-15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000023597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000023597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023597 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023597 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023597 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000023597 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000023597 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023597 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000163134 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163134 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163134 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163134 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163134 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163134 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Celsius Holdings, Inc.___BNY-15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000163134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000163134 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000163134 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000163134 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163134 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163134 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163134 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163134 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000163134 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000163134 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000163134 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023598 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023598 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023598 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023598 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023598 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023598 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Celsius Holdings, Inc.___BNY-15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000023598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000023598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000023598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023598 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000023598 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000023598 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023598 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000074885 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074885 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074885 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074885 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074885 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074885 | Herc Holdings, Inc.___BNY-42704L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Celsius Holdings, Inc.___BNY-15118V207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000074885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000074885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000074885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074885 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074885 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000074885 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000074885 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074885 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%